Document And Entity Information	12 Months Ended
Sep. 30, 2015 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	KONE
Entity Common Stock, Shares Outstanding	1,405,000
Entity Registrant Name	Kingtone Wirelessinfo Solution Holding Ltd
Entity Central Index Key	0001487839
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer